Segment Information - Summary Of Reconciliation Of Total Segment Profit To The Company's Income (loss) (Detail) - USD ($)		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023		Dec. 31, 2022	Mar. 31, 2022		Mar. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Corporate general and administrative expenses	[1]				$ (76,200,000)	$ (57,700,000)
Adjusted depreciation and amortization	[2]				(7,100,000)	(8,900,000)
Restructuring and other	[3]				(61,500,000)	(20,600,000)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense	[4]				500,000	6,200,000
Content charges	[5]				(1,100,000)	(7,700,000)
Purchase accounting and related adjustments	[6]				(19,400,000)	(51,400,000)
Loss from operations		$ (5,000)	$ (3,404,845)	$ (540,513)			$ (24,446,982)			$ (1,628,308)
Loss on extinguishment of debt					0	1,300,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Company's total segment profit					331,200,000	287,300,000		$ 409,900,000			$ 346,800,000		$ 379,200,000
Corporate general and administrative expenses					(76,200,000)	(57,700,000)		(100,900,000)	[7]		(80,000,000)	[7]	(91,400,000)	[7]
Adjusted depreciation and amortization					(7,100,000)	(8,900,000)		(12,200,000)	[8]		(12,400,000)	[8]	(13,400,000)	[8]
Restructuring and other					(61,500,000)	(20,600,000)		(27,200,000)	[9]		(6,300,000)	[9]	(21,100,000)	[9]
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense	[10]							8,900,000			5,200,000		(50,900,000)
Content charges	[11]							(8,100,000)			0		0
Charges related to Russia's invasion of Ukraine	[12]							0			(5,900,000)		0
Adjusted share-based compensation expense	[13]				(46,300,000)	(40,100,000)		(69,200,000)			(70,200,000)		(54,500,000)
Purchase accounting and related adjustments					(19,400,000)	(51,400,000)		(61,600,000)	[14]		(65,300,000)	[14]	(52,000,000)	[14]
Loss from operations					120,100,000	107,100,000		139,600,000			111,900,000		95,900,000
Interest expense					(157,100,000)	(117,800,000)		(162,600,000)			(115,000,000)		(109,700,000)
Interest and other income					6,900,000	4,900,000		6,400,000			28,000,000		6,100,000
Other expense					(14,300,000)	(17,200,000)		(21,200,000)			(8,600,000)		(4,700,000)
Loss on extinguishment of debt					0	(1,300,000)		(1,300,000)			(3,400,000)		0
Gain on investments					2,700,000	42,100,000		44,000,000			1,300,000		600,000
Equity interests income (loss)					5,700,000	800,000		500,000			(3,000,000)		(6,100,000)
Income (loss) before income taxes					$ (36,000,000)	$ 18,600,000		$ 5,400,000			$ 11,200,000		$ (17,900,000)

[1]	Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 18 for further information). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.
[2]	Adjusted depreciation and amortization represents depreciation and amortization as presented on our unaudited condensed combined statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in recent acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below:
[3]	Restructuring and other includes restructuring and severance costs, certain transaction and other costs, and certain unusual items, when applicable. See Note 13 for further information on restructuring and other.
[4]	Amounts represent the incremental costs included in direct operating expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the nine months ended December 31, 2023 and 2022, the Company incurred a net benefit in direct operating expense due to insurance and bad debt recoveries in excess of the incremental costs expensed in the periods (see Note 13). These charges (benefits) are excluded from segment operating results.
[5]	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 13 for further information).
[6]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in recent acquisitions. These adjustments include the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the amortization of the recoupable portion of the purchase price and the expense associated with the earned distributions related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense. The following sets forth the amounts included in each line item in the financial statements:
[7]	Corporate general and administrative expenses reflect the allocations of certain general and administrative expenses from Lionsgate related to certain corporate and shared service functions historically provided by Lionsgate, including, but not limited to, executive oversight, accounting, tax, legal, human resources, occupancy, and other shared services (see Note 1 and Note 20 for further information). Amount excludes allocation of share-based compensation expense discussed below. The costs included in corporate general and administrative expenses represent certain corporate executive expense (such as salaries and wages for the office of the Chief Executive Officer, Chief Financial Officer, General Counsel and other corporate officers), investor relations costs, costs of maintaining corporate facilities, and other unallocated common administrative support functions, including corporate accounting, finance and financial reporting, internal and external audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense.
[8]	Adjusted depreciation and amortization represents depreciation and amortization as presented on the combined statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in recent acquisitions which are included in the purchase accounting and related adjustments line item above, as shown in the table below: Year Ended March 31, 2023 2022 2021 (Amounts in millions) Depreciation and amortization $ 17.9 $ 18.1 $ 17.2 Less: Amount included in purchase accounting and related adjustments (5.7) (5.7) (3.8) Adjusted depreciation and amortization $ 12.2 $ 12.4 $ 13.4
[9]	Restructuring and other includes restructuring and severance costs, certain transaction and related costs, and certain unusual items, when applicable. See Note 15 for further information on restructuring and other.
[10]	Amounts represent the incremental costs included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance and bad debt recoveries in excess of the incremental cost expensed in the period. See Note 15 for further information. These charges (benefits) are excluded from segment operating results.
[11]	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15 for further information).
[12]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations, and excluded from segment operating results.
[13]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense: Year Ended March 31, 2023 2022 2021 (Amounts in millions) Total share-based compensation expense(i) $ 73.4 $ 70.2 $ 58.0 Less: Amount included in restructuring and other(ii) (4.2) — (3.5) Adjusted share-based compensation $ 69.2 $ 70.2 $ 54.5 (i) Total share-based compensation expense in the years ended March 31, 2023, 2022 and 2021 includes $26.7 million, $19.6 million and $18.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense. (ii) Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.
[14]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in recent acquisitions. The following sets forth the amounts included in each line item in the financial statements: Year Ended March 31, 2023 2022 2021 (Amounts in millions) Purchase accounting and related adjustments: Direct operating $ 0.7 $ 0.4 $ 1.0 General and administrative expense(i) 55.2 59.2 47.2 Depreciation and amortization 5.7 5.7 3.8 $ 61.6 $ 65.3 $ 52.0 F-79 Table of Contents (i) These adjustments include the non-cash charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected in as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment. Year Ended March 31, 2023 2022 2021 (Amounts in millions) Amortization of recoupable portion of the purchase price $ 7.7 $ 7.7 $ 7.7 Noncontrolling interest discount amortization 13.2 22.7 22.7 Noncontrolling equity interest in distributable earnings 34.3 28.8 16.8 $ 55.2 $ 59.2 $ 47.2 See Note 12 for revenues by media or product line as broken down by segment for the fiscal years ended March 31, 2023, 2022 and 2021.